Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Other Non-Current Liabilities

13	OTHER NON-CURRENT LIABILITIES
On December 20, 2021, the Compensation Committee of the Company modified the Employee Share Incentive Plan No. 1 (the “ESIP No. 1"), and the Employee Share Incentive Plan No. 2 (the “ESIP No. 2") by adding a
5% guaranteed return to eligible employees.
The other terms of the ESIP No. 1 and ESIP No. 2 remains the same and are detailed in Note 14.
The Group accounted
for
the guaranteed return as an additional cash settled component to the original restricted share awards. The cash settled component is subject to a service period of 3 years from the grant date of the original plan.

As of December 31, 2021, the Group recorded incremental expenses related to the vested portion of the cash settled component of
RMB282 (US$44), RMB1,609

(US$252), RMB4,613 (US$724) and RMB5,050 (US$792) in cost of revenues, research and development expenses, selling and marketing expenses, general and administrative expenses, respectively.
 The incremental expenses related to the unvested portion of the cash settled component is recognized ratably over the remaining service period.